Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 172,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	15,007.50
Total Offset Amount	0.00
Net Fee	$ 15,007.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false